WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants
Share-Based Payment Arrangement, Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, December 31, 2021	—	—	—
Issued	9,040,000	$0.02	2.49
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, December 31, 2022	9,040,000	$0.02	2.25
Issued	107,904,802	$0.04	4.46
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, June 30, 2023	116,944,802	$0.037	4.25	$345,500

Fair value of the warrants issued

 Fair value of the warrants issued

Common Stock available to purchase	40,000
Share price	$0.0163
Exercise Price	$0.01
Term	3 years
Volatility	184.74%
Risk Free Interest Rate	4.45%
Dividend rate	—
Intrinsic value	$1,996

Fair value of the warrants issued one

Fair value of the warrants issued one

Common Stock available to purchase	9,000,000
Share price	$0.0512
Exercise Price	$0.025
Term	3 years
Volatility	185.23%
Risk Free Interest Rate	2.45%
Dividend rate	—
Intrinsic value	$316,096